Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of customer deposits [line items]
Non-interest bearing	€ 27,168	€ 25,556
Interest bearing	664,493	624,720
Customer deposits	691,661	650,276
Netherlands
Disclosure of customer deposits [line items]
Non-interest bearing	26	239
Interest bearing	237,395	232,548
Customer deposits	237,421	232,788
Rest of the world
Disclosure of customer deposits [line items]
Non-interest bearing	27,142	25,316
Interest bearing	427,098	392,172
Customer deposits	€ 454,240	€ 417,488